UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31
Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SB CONVERTIBLE FUND

FORM N-Q

OCTOBER 31, 2005

SB CONVERTIBLE FUND

Schedule of Investments (unaudited)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

CONVERTIBLE BONDS & NOTES — 74.3% CONSUMER DISCRETIONARY — 9.6% Hotels, Restaurants & Leisure — 2.4%
$5,600,000	BBB-	CBRL Group Inc., zero coupon bond to yield 2.870% due 4/3/32	$2,597,000

Media — 2.8%
		Charter Communications Inc., Senior Notes, Class A Shares:
972,000	CCC-	5.875% due 11/16/09	714,420
828,000	CCC-	5.875% due 11/16/09 (a)	608,580
1,600,000	BB+	Liberty Media Corp., 0.750% due 3/30/23 (b)(c)	1,762,000

		Total Media	3,085,000

Specialty Retail — 4.4%
1,800,000	BBB-	Best Buy Co. Inc., 2.250% due 1/15/22	2,002,500
		Men’s Wearhouse Inc., Senior Notes:
2,350,000	NR	3.125% due 10/15/23	2,511,562
250,000	NR	3.125% due 10/15/23 (a)	267,188

		Total Specialty Retail	4,781,250

		TOTAL CONSUMER DISCRETIONARY	10,463,250

CONSUMER STAPLES — 0.3% Food & Staples Retailing — 0.3%
750,000	B-	Nash Finch Co., step bond to yield 6.130% due 3/15/35	299,063

ENERGY — 5.5% Energy Equipment & Services — 5.5%
800,000	NR	Grey Wolf Inc., 4.004% due 4/1/24 (d)	1,086,560
800,000	BBB	Halliburton Co., Senior Notes, 3.125% due 7/15/23	1,326,000
1,600,000	NR	Nabors Industries Inc., Series B, zero coupon bond due 6/15/23	1,780,000
1,400,000	BB-	Pride International Inc., 3.250% due 5/1/33	1,757,000

		TOTAL ENERGY	5,949,560

FINANCIALS — 0.6% Capital Markets — 0.6%
600,000	Aa3(e)	Merrill Lynch & Co. Inc., Senior Notes, zero coupon bond due 3/13/32	625,500

HEALTH CARE — 20.3% Biotechnology — 11.1%
4,300,000	A+	Amgen Inc., zero coupon bond to yield 1.095% due 3/1/32	3,348,625
1,900,000	NR	BioMarin Pharmaceuticals Inc., Subordinated Notes, 3.500% due 6/15/08 (a)	1,788,375
600,000	NR	CV Therapeutics Inc., Senior Subordinated Notes, 2.750% due 5/16/12	919,500
1,000,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	915,000
1,350,000	NR	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (a)	1,041,187
		Invitrogen Corp.:
1,100,000	NR	3.250% due 6/15/25	1,038,125
300,000	NR	3.250% due 6/15/25 (a)	283,125
1,100,000	NR	Nektar Therapeutics, 3.250% due 9/28/12 (a)	1,054,625
		NPS Pharmaceuticals Inc., Senior Notes:
400,000	NR	3.000% due 6/15/08	346,500
1,500,000	NR	3.000% due 6/15/08 (a)	1,299,375

		Total Biotechnology	12,034,437

Health Care Providers & Services — 4.7%
		LifePoint Hospitals Inc.:
200,000	B+	3.250% due 8/15/25	198,500
2,200,000	B+	3.250% due 8/15/25 (a)	2,183,500
700,000	BB+	Pacificare Health Systems Inc., 3.000% due 10/15/32	2,751,000

		Total Health Care Providers & Services	5,133,000

See Notes to Schedule of Investments. 1

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Pharmaceuticals — 4.5%
$1,300,000	CCC+	Sepracor Inc., zero coupon bond due 10/15/24	$1,280,500
2,300,000	BBB	Teva Pharmaceutical Finance NV, Debentures, Series B, 0.250% due 2/1/24	2,590,375
1,000,000	A	Wyeth, 3.320% due 1/15/24 (d)	1,030,090

		Total Pharmaceuticals	4,900,965

		TOTAL HEALTH CARE	22,068,402

INDUSTRIALS — 13.7% Aerospace & Defense — 4.2%
1,100,000	B+	Armor Holdings Inc., Subordinated Notes, step bond to yield 2.275% due 11/1/24	1,134,375
1,700,000	BB+	L-3 Communications Corp., 3.000% due 8/1/35 (a)	1,717,000
1,600,000	BBB+	Lockheed Martin Corp., 3.540% due 8/15/33 (d)	1,686,944

		Total Aerospace & Defense	4,538,319

Airlines — 0.5%
650,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07 (b)	560,625

Building Products — 1.5%
		NCI Building Systems Inc.:
600,000	NR	2.125% due 11/15/24	685,500
800,000	NR	Senior Subordinated Notes, 2.125% due 11/15/24 (a)	914,000

		Total Building Products	1,599,500

Commercial Services & Supplies — 2.2%
2,200,000	BB-	Waste Connections Inc., 4.193% due 5/1/22 (d)	2,412,520

Electrical Equipment — 1.5%
3,100,000	BB-	Roper Industries Inc., step bond to yield 3.592% due 1/15/34	1,654,625

Machinery — 3.8%
1,900,000	B+	Actuant Corp., 2.000% due 11/15/23 (b)	2,500,875
2,100,000	A+	Danaher Corp., zero coupon bond to yield 1.485% due 1/22/21	1,666,875

		Total Machinery	4,167,750

		TOTAL INDUSTRIALS	14,933,339

INFORMATION TECHNOLOGY — 15.1% Communications Equipment — 4.8%
2,900,000	NR	ADC Telecommunications Inc., 3.996% due 6/15/13 (d)	2,729,625
1,900,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	1,736,125
		Tekelec:
300,000	NR	2.250% due 6/15/08 (a)	290,250
460,000	NR	Senior Subordinated Notes, 2.250% due 6/15/08	445,050

		Total Communications Equipment	5,201,050

Computers & Peripherals — 1.6%
		Electronics for Imaging Inc., Senior Notes:
200,000	NR	1.500% due 6/1/23	214,750
900,000	NR	1.500% due 6/1/23 (a)	966,375
750,000	CCC+	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09	591,563

		Total Computers & Peripherals	1,772,688

Internet Software & Services — 2.7%
425,000	NR	NetEase.com Inc., zero coupon bond due 7/15/23	684,781
1,100,000	NR	RealNetworks Inc., zero coupon bond to yield 2.457% due 7/1/10	1,104,125
1,000,000	NR	Sina Corp., zero coupon bond due 7/15/23	1,165,000

		Total Internet Software & Services	2,953,906

See Notes to Schedule of Investments. 2

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

IT Services — 1.2%
		Euronet Worldwide Inc.:
$300,000	NR	1.625% due 12/15/24	$308,625
1,000,000	NR	1.625% due 12/15/24 (a)	1,028,750

		Total IT Services	1,337,375

Semiconductors & Semiconductor Equipment — 2.0%
445,000	CCC	Amkor Technology Inc., 5.000% due 3/15/07 (b)	391,600
1,900,000	CCC	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07 (b)	1,833,500

		Total Semiconductors & Semiconductor Equipment	2,225,100

Software — 2.8%
		Mentor Graphics Corp., Subordinated Notes:
1,250,000	NR	5.397% due 8/6/23 (a)(d)	1,127,562
350,000	NR	5.397% due 8/6/23 (d)	315,718
		Open Solutions Inc.:
510,000	NR	Step bond to yield 3.064% due 2/2/35	266,475
2,500,000	NR	Step bond to yield 3.343% due 2/2/35 (a)	1,306,250

		Total Software	3,016,005

		TOTAL INFORMATION TECHNOLOGY	16,506,124

MATERIALS — 1.8% Containers & Packaging — 1.8%
2,000,000	BBB	Sealed Air Corp., Senior Notes, 3.000% due 6/30/33 (a)	1,942,500

TELECOMMUNICATION SERVICES — 5.9% Wireless Telecommunication Services — 5.9%
1,100,000	CCC	Dobson Communications Corp., 1.500% due 10/1/25 (a)	1,027,125
3,600,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (f)	2,142,000
750,000	BB-	Nextel Partners Inc., 1.500% due 11/15/08	1,481,250
1,700,000	NR	NII Holdings Inc., 2.750% due 8/15/25 (a)	1,804,125

		TOTAL TELECOMMUNICATION SERVICES	6,454,500

UTILITIES — 1.5% Independent Power Producers & Energy Traders — 1.5%
		Calpine Corp.:
1,500,000	CCC	4.750% due 11/15/23 (a)	669,375
2,100,000	CCC	4.750% due 11/15/23 (b)	937,125

		TOTAL UTILITIES	1,606,500

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $79,802,707)	80,848,738

CORPORATE BOND 0.2% Energy Equipment & Services — 0.2%
2,750,000	NR	Friede Goldman Halter Inc., 4.500% due 12/15/09 (g)(h) (Cost — $1,914,950)	226,875

SHARES

COMMON STOCKS — 9.7% CONSUMER DISCRETIONARY — 0.8% Specialty Retail — 0.8%
40,000		Staples Inc.	909,200

ENERGY — 0.5% Energy Equipment & Services — 0.5%
16,000		Rowan Cos. Inc.	527,840

See Notes to Schedule of Investments. 3

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 4.6% Capital Markets — 0.5%
9,000	Merrill Lynch & Co. Inc.	$582,660

Commercial Banks — 1.9%
66,346	Commerce Bancorp Inc. (b)	2,021,563

Consumer Finance — 1.0%
15,000	Capital One Financial Corp.	1,145,250

Thrifts & Mortgage Finance — 1.2%
40,000	Countrywide Financial Corp.	1,270,800

	TOTAL FINANCIALS	5,020,273

HEALTH CARE — 0.5% Biotechnology — 0.5%
80,000	Enzon Pharmaceuticals Inc. *	560,800

INFORMATION TECHNOLOGY — 3.0% Communications Equipment — 1.0%
53,999	Corning Inc. *	1,084,840

IT Services — 2.0%
40,000	Affiliated Computer Services Inc., Class A Shares *	2,164,400

	TOTAL INFORMATION TECHNOLOGY	3,249,240

TELECOMMUNICATION SERVICES — 0.3% Wireless Telecommunication Services — 0.3%
12,000	Sprint Nextel Corp.	279,720

	TOTAL COMMON STOCKS (Cost — $8,758,078)	10,547,073

CONVERTIBLE PREFERRED STOCKS — 13.0% CONSUMER DISCRETIONARY — 1.5% Media — 1.5%
1,630	Interpublic Group of Cos., Inc., 5.250% due 12/31/49 (a)	1,605,550

ENERGY — 1.9% Oil, Gas & Consumable Fuels — 1.9%
6,000	Chesapeake Energy Corp., 5.000% due 12/31/49	873,000
8,500	Chesapeake Energy Corp., 5.000% due12/31/49 (a)	1,236,750

	TOTAL ENERGY	2,109,750

FINANCIALS — 6.6% Real Estate — 2.8%
35,000	Host Marriott Finance Trust, 6.750% due 12/2/26	1,920,625
18,000	Simon Property Group Inc., 6.000% due 12/31/49	1,116,000

	Total Real Estate	3,036,625

Thrifts & Mortgage Finance — 3.8%
7,500	Doral Financial Corp., 4.750% due 12/31/49 (b)	968,437
35,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	1,570,625
32,000	Washington Mutual Capital Trust I, Cumulative, 5.375% due 5/3/41	1,616,000

	Total Thrifts & Mortgage Finance	4,155,062

	TOTAL FINANCIALS	7,191,687

INDUSTRIALS — 1.9% Trading Companies & Distributors — 1.9%
50,000	United Rentals Trust I, 6.500% due 8/1/28 (b)	2,031,250

See Notes to Schedule of Investments. 4

SB CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

SHARES	SECURITY	VALUE

UTILITIES — 1.1% Independent Power Producers & Energy Traders — 1.1%
1,000	NRG Energy Inc., 4.000% due 12/31/49 (a)	$1,229,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $14,239,174)	14,167,237

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $104,714,909)	105,789,923

FACE AMOUNT

SHORT-TERM INVESTMENTS — 10.1% Repurchase Agreement — 1.9%
$2,056,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05, Proceeds at maturity- $2,056,230; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value — $2,097,136) (Cost — $2,056,000)	2,056,000

SHARES

Securities Purchased from Securities Lending Collateral — 8.2%
8,983,605	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $8,983,605)	8,983,605

	TOTAL SHORT-TERM INVESTMENTS (Cost — $11,039,605)	11,039,605

	TOTAL INVESTMENTS — 107.3% (Cost — $115,754,514#)	116,829,528
	Liabilities in Excess of Other Assets — (7.3)%	(7,970,583)

	TOTAL NET ASSETS — 100.0%	$108,858,945

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of this security is on loan (See Notes 1 and 2).
(c)	This security is convertible into the common stock of Time Warner Inc.
(d)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005.
(e)	Rating by Moody’s Investors Service Inc. All ratings are unaudited.
(f)	This security is convertible into the common stock of Sprint Nextel Corp.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees. (See Note 1).
(h)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments. 5

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard &Poor’s Ratings Service (“Standard & Poor’s”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA —	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA —	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A —	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, — CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D —	Bonds rated “D”are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa —	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa —	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa —	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba —	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B —	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa —	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca —	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR —	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Convertible Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Income Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 as amended, (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,546,203
Gross unrealized depreciation	(6,471,189)

Net unrealized appreciation	$1,075,014

At October 31, 2005, the Fund loaned securities having a market value of $8,898,407. The Fund received cash collateral amounting to $8,983,605 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 30, 2005

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date: December 30, 2005